Subsequent Events - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Apr. 22, 2020 CNY (¥)	Apr. 22, 2020 USD ($) $ / shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)
Subsequent Event [Line Items]
Cash consideration to acquire non controlling interests					¥ 4,488,906
Subsequent Event [Member]
Subsequent Event [Line Items]
Special dividend (dollars per share) | $ / shares		$ 0.125
Special Dividend, amount paid in cash	¥ 262,800,000	$ 37,700,000
Cash consideration to acquire non controlling interests			¥ 24,144,000	$ 3,468,069
Percentage of equity acquired from minority			100.00%			100.00%
Subsequent Event [Member] | Shanghai Chejia [Member]
Subsequent Event [Line Items]
Commitement to purchase securities			¥ 3,000,000,000
Subsequent Event [Member] | Shanghai Chejia [Member] | Tranche A [Member]
Subsequent Event [Line Items]
Asset backed securities			¥ 750,000,000
Percentage of total asset backed securities			77.80%			77.80%
Subsequent Event [Member] | Shanghai Chejia [Member] | Tranche B [Member]
Subsequent Event [Line Items]
Asset backed securities			¥ 80,000,000
Percentage of total asset backed securities			8.30%			8.30%
Subsequent Event [Member] | Shanghai Chejia [Member] | Tranche C [Member]
Subsequent Event [Line Items]
Asset backed securities			¥ 134,000,000			$ 19,000,000
Percentage of total asset backed securities			13.90%			13.90%